Pro-forma Assumptions and Adjustments	9 Months Ended
Sep. 30, 2017
Pro Forma [Member]
Pro-forma Assumptions and Adjustments
3.	Pro-forma Assumptions and Adjustments

The accompanying pro forma unaudited combined financial statements of UPD have been prepared to reflect the following assumptions and adjustments:

a)	Working capital adjustments from September 30, 2017 to transaction date
b)	Elimination of inter-company loan of $15,000
c)	To reflect execution of repurchase agreement in connection with October 1, 2017 restructuring
d)	To reflect October 1, 2017 restructuring agreement
e)	To reflect conversion of convertible notes on acquisition date
f)	To eliminate RSB’s equity accounts and account for the issuance of UPD shares in connection with the acquisition